Master Trust Information	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Master Trust Information	Master Trust Information
The Trustee holds all of the investments and is authorized to execute transactions. Financial information relating to the assets held by the Master Trust is included in the accompanying financial statements based on information provided by the Trustee. The Plan holds a divided interest in the assets of the Master Trust. The Plan’s share of net assets in the Master Trust and net appreciation, interest and dividends in the Master Trust, were determined by the trustee of the Plan as of December 31, 2025 and 2024 and for the year ended December 31, 2025 on the basis of the Plan’s specific ownership interest in the Master Trust’s underlying assets, plus the Plan’s cumulative contributions, less the Plan’s cumulative benefit payments and share of administrative expenses.
Investment gains and administrative expenses related to the Master Trust are allocated to the individual plans based upon average monthly balances by each plan.
The following tables present the Master Trust balances and the Plan’s interest in the Master Trust balances as of December 31, 2025 and 2024:

	Master Trust Balances as of December 31, 2025	Plan’s interest in Master Trust Balances as of December 31, 2025
Parent Company common stock	$228,264,940	$6,964,222
Common collective trusts	5,547,791,181	87,253,255
Mutual funds	234,860,058	1,890,058
Cash equivalents	21,041,877	341,146
Total investments at fair value	$6,031,958,056	$96,448,681
Investment contracts at contract value (see Note 5)	386,072,611	4,957,092
Total investments	$6,418,030,667	$101,405,773

	Master Trust Balances as of December 31, 2024	Plan’s interest in Master Trust Balances as of December 31, 2024
Parent Company common stock	$309,098,578	$10,663,075
Common collective trusts	4,863,355,623	68,419,811
Mutual funds	201,558,912	1,402,935
Cash equivalents	14,576,829	261,572
Total investments at fair value	$5,388,589,942	$80,747,393
Investment contracts at contract value (see Note 5)	399,239,232	4,692,599
Total investments	$5,787,829,174	$85,439,992
The following table presents the net appreciation in fair values of investments and investment income of the Master Trust and Plan for the Year Ended December 31, 2025:

	Master Trust Balances	Plan’s interest in Master Trust Balances
Net appreciation	$826,950,750	$11,623,951
Interest, dividends and other income	30,659,229	443,697
Total investment income	$857,609,979	$12,067,648